SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Impairment loss	$ 0	$ 0
Impairment of goodwill	$ 0	$ 0